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January 30, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject: Nationwide VA Separate Account - D of
         Nationwide Life and Annuity Insurance Company
         SEC File No.  33-66496
         CIK No. 0001123314

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VA Separate Account - D (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 12 to the Registration Statement for the Company and the Variable Account which became effective January 25, 2002.

Please contact the undersigned at (614) 249-6567 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


/s/Linda G. Barnes

Linda G. Barnes
Sr. Compliance Analyst